Changes in Non-Cash Working Capital (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Changes In Non-cash Working Capital
Accounts receivable	$ (904,711)	$ (412,060)	$ (37,698)
Inventory and biological assets	(94,595)	(1,359,567)	142,454
Prepaid expenses and other assets	(5,267)	196,261	(14,158)
Accounts payable and accrued liabilities	(124,334)	(294,846)	(133,516)
Interest payable	(13,750)	4,383	(46,462)
Unearned revenue	(95,389)		(35,000)
Deferred rent		(10,494)
Income taxes payable	56,401	137,131
Total	$ (1,171,111)	$ (2,131,714)	$ (96,064)